Reply Attention of	Virgil Z. Hlus
Direct Tel.	604.891.7707
EMail Address	vzm@cwilson.com
Our File No.	32941-01 / CW1442521.1

October 9, 2007

VIA EDGAR AND COURIER

Securities and Exchange Commission

Division of Corporate Finance

100F Street N.E.

Washington, DC 20549-7010

United States of America

Attention:	Jeffrey Gordon

Division of Corporation Finance

Dear Mr. Gordon:

Re: Midwest Uranium Corporation Form 8-K Item 4.01 filed September 27, 2007 File #333-113270

                              We refer to your letter of September 28, 2007 with respect to the Form 8-K filed by our client, Midwest Uranium Corporation (the “Company”). We have keyed our responses to your comments in your letter dated September 28, 2007. Please find enclosed for your reference a black-line of the Form 8-K/A to the Form 8-K filed with the Securities and Exchange Commission on September 27, 2007.

1.            The Form 8-K has been amended to state that the former accountant was dismissed.

2.            The Form 8-K has been amended to disclose the accountant’s reports on the financial statements for either of the past two years did not contain an adverse opinion, or qualification or modification as to uncertainty, audit scope, or accounting principles, except that the accountant’s reports contained an explanatory paragraph in respect to the substantial doubt as to the Company’s ability to continue as a going concern.

3.            The Company has obtained an updated Exhibit 16 letter from the former accountant and has filed same via edgar.

4.            We enclose a statement from the Company acknowledging that:

•	The company is responsible for the adequacy and accuracy of the disclosure in the filings;

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

•	Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
•	The company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust that the foregoing will resolve all outstanding comments with respect to the Form 8-K. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7707.

Yours truly,

CLARK WILSON LLP

Per: /s/ Virgil Z. Hlus

Virgil Z. Hlus

VZH/ljm